Income Taxes - Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Unrecognized Tax Benefits [Roll Forward]
Unrecognized Tax Benefits, Beginning Balance	$ 41,404	$ 47,813	$ 42,477
Unrecognized Tax Benefits, Increase Resulting from Current Period Tax Positions	1,322	2,482	9,708
Unrecognized Tax Benefits, Increase Resulting from Prior Period Tax Positions	4,534	6,805	7,394
Unrecognized Tax Benefits, Decrease Resulting from Prior Period Tax Positions	0	(3,303)	(4,798)
Unrecognized Tax Benefits, Reduction Resulting from Lapse of Applicable Statute of Limitations	(17,642)	(9,153)	(5,430)
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	(1,455)
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation		(3,240)	(1,538)
Unrecognized Tax Benefits, Ending Balance	31,073	41,404	47,813
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	4,800	7,600	6,200
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	17,600	23,700	24,100
Operating Loss Carryforwards [Line Items]
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	4,800	7,600	6,200
Unrecognized Tax Benefits, Increase Resulting from Foreign Currency Translation	1,455
Unrecognized Tax Benefits, Decrease Resulting from Foreign Currency Translation		$ 3,240	$ 1,538
Norway
Operating Loss Carryforwards [Line Items]
Tax losses and disallowed finance costs	$ 7,800